UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10273

Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2012

Date of reporting period:	February 29, 2012

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

IVQSAN
IU12-00726P-Y02/12

INVESTMENT MANAGEMENT

Morgan Stanley
International Value
Equity Fund

Semiannual Report

February 29, 2012

Morgan Stanley International Value Equity Fund

Table of Contents

Welcome Shareholder	3

Fund Report	4

Performance Summary	8

Expense Example	9

Portfolio of Investments	11

Statement of Assets and Liabilities	16

Statement of Operations	17

Statements of Changes in Net Assets	18

Notes to Financial Statements	19

Financial Highlights	31

U.S. Privacy Policy	37

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley International Value Equity Fund performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended February 29, 2012

Total Return for the 6 Months Ended February 29, 2012
Class A	Class B	Class C	Class I	Class R	Class W	MSCI EAFE Index[1]	Lipper International Large- Cap Core Funds Index[2]
6.18%	6.23%	5.77%	6.27%	5.99%	6.16%	4.13%	3.32%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended February 29, 2012, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Market Conditions

The international markets, as represented by the MSCI EAFE Index (the "Index"), rose 4.13 percent for the six months ended February 29, 2012. The Nordic countries outperformed the Index, particularly Norway and Sweden, which rose 11.18 percent and 10.54 percent, respectively. The U.K. also performed strongly over the period, rising 8.39 percent, while Japan and the euro bloc underperformed, rising 3.82 and 2.41 percent respectively.

On a sector basis, energy was the best performing sector in the Index during the period, helped by the remarkable strength of oil prices. Consumer discretionary and industrials also performed well, while health care, information technology, materials and telecommunications lagged. The utilities sector was the worst performing sector for the six-month period.

Performance Analysis

All share classes of Morgan Stanley International Value Equity Fund outperformed the Index and the Lipper International Large-Cap Core Funds Index for the six months ended February 29, 2012, assuming no deduction of applicable sales charges.

The portfolio outperformed for the six-month period almost entirely due to favorable stock selection in materials. The portfolio also benefited from positive stock selection in consumer staples, financials and information technology. The underweight to utilities, the worst performing sector for the period, also added value. The most significant detractor from relative performance over the period was stock selection in industrials. Another negative influence was the underweight to consumer discretionary.

The simultaneous outperformance of the highly cyclical (or economically sensitive) auto sector (+9.6 percent) and the ultra defensive (or less economically sensitive) food, beverages and tobacco sector (+7 percent) — two sectors that typically perform out of sync with each other — tells us something about the current "risk on" rally. We believe this contradictory sector performance together with lower trading volumes in the market to be a clear sign that there is not a great deal of fundamental conviction in the most recent market rally. Rather, we believe the rally seems to reflect the "fear" of missing out and hints at investors seeking to benefit whether the market moves up or down. The lack of movement in the 10-year U.S. Treasury note or the German Bund also signals bond investors' lack of belief in any significant change to the deflationary, balance sheet deleveraging story. The clear value argument that could be made in October and November 2011 has also diminished particularly amongst the financials and cyclicals, which have rallied significantly. Given this, together with the substantial risks that we continue to see in the economy and the ongoing political risks in Europe (e.g., French presidential election, Greek elections, Irish referendum), we reduced the portfolio's exposure to higher beta (more volatile), cyclical stocks by around 300 basis points towards the end of February.

While the European Central Bank's (ECB) long-term refinancing operation (LTRO) has been an unequivocal positive in terms of removing the real risk of a liquidity event in the European banking system, it is not at all clear that it will have any positive impact on the economy. The record deposits with the ECB also show that most of the funds issued under the LTRO have simply found their way back to the ECB as deposits. There is little evidence of an end to the deleveraging of the European bank system as banks continue to shrink their balance sheets in order to meet the more stringent capital ratios.

The unexpected move by the Bank of Japan (BoJ) on February 14, 2012, to increase its asset purchase program by 10 trillion Yen and to implement an official inflation "goal" (as opposed to a "target") was welcomed warmly by equity markets and sparked a 6 percent fall in the yen against the U.S. dollar. Many commentators have interpreted this as a fundamental change in BoJ policy, which could result in further, significant depreciation of the yen. We are therefore not inclined to hedge the portfolio's yen exposure, which remains at 23 percent, slightly greater than the Index's weight of 21.4 percent.

We continue to prefer the relative safety of high quality stocks with what we believe are steady and predictable cash flows, secure dividends and solid balance sheets.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 02/29/12
British American Tobacco PLC	4.4%
Nestle SA, (Registered)	4.3
Imperial Tobacco Group PLC	4.0
Reckitt Benckiser Group PLC	3.8
Unilever N.V., CVA	3.7
HSBC Holdings PLC	2.5
Bayer AG, (Registered)	2.5
Novartis AG, (Registered)	2.4
Prudential PLC	2.3
Sanofi	2.2
TOP FIVE COUNTRIES as of 02/29/12
United Kingdom	35.1%
Japan	23.4
Switzerland	11.9
France	7.3
Germany	6.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size, including small and medium capitalization companies, and may be located in developed or emerging market countries. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site,

http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended February 29, 2012
Symbol	Class A Shares* (since 04/26/01) IVQAX		Class B Shares** (since 04/26/01) IVQBX		Class C Shares† (since 04/26/01) IVQCX		Class I Shares†† (since 04/26/01) IVQDX	Class R Shares# (since 03/31/08) IVQRX	Class W Shares## (since 03/31/08) IVQWX
1 Year	–3.86 –8.92 [4]	%[3]	–3.98 –8.71 [4]	%[3]	–4.66 –5.61 [4]	%[3]	–3.64 —%[3]	–4.21 —%[3]	–3.93 —%[3]
5 Years	–1.13 [3] –2.19 [4]		–1.11 [3] –1.38 [4]		–1.87 [3] –1.87 [4]		–0.90 [3] —	— —	— —
10 Years	6.38 [3] 5.81 [4]		5.99 [3] 5.99 [4]		5.60 [3] 5.60 [4]		6.64 [3] —	— —	— —
Since Inception	5.20 [3] 4.69 [4]		4.78 [3] 4.78 [4]		4.42 [3] 4.42 [4]		5.45 [3] —	–2.07 [3] —	–1.91 [3] —
Gross Expense Ratio	1.47		1.46		2.21		1.22	1.72	1.57

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the U.S. & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/11 – 02/29/12.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	09/01/11	02/29/12	09/01/11 – 02/29/12
Class A
Actual (6.18% return)	$1,000.00	$1,061.80	$7.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.42
Class B
Actual (6.23% return)	$1,000.00	$1,062.30	$7.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.37
Class C
Actual (5.77% return)	$1,000.00	$1,057.70	$11.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.82	$11.12
Class I
Actual (6.27% return)	$1,000.00	$1,062.70	$6.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.17

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	09/01/11	02/29/12	09/01/11 – 02/29/12
Class R
Actual (5.99% return)	$1,000.00	$1,059.90	$8.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.26	$8.67
Class W
Actual (6.16% return)	$1,000.00	$1,061.60	$8.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.01	$7.92

  @  Expenses are equal to the Fund's annualized expense ratios of 1.48%, 1.47%, 2.22%, 1.23%, 1.73%, and 1.58% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

    Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended February 29, 2012, the total operating expense ratio for Class B shares was lower and as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

    The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Morgan Stanley International Value Equity Fund

Portfolio of Investments  ■  February 29, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.9%)
	Australia (3.5%)
	Chemicals
13,775	Orica Ltd.	$401,826
	Energy Equipment & Services
48,293	WorleyParsons Ltd.	1,521,126
	Insurance
382,661	AMP Ltd. (a)	1,645,644
	Oil, Gas & Consumable Fuels
195,320	Santos Ltd. (a)	3,020,572
	Total Australia	6,589,168
	Canada (0.2%)
	Oil, Gas & Consumable Fuels
19,357	Encana Corp. (a)	394,398
	China (0.5%)
	Insurance
256,800	AIA Group Ltd. (b)	973,405
	France (7.3%)
	Commercial Banks
24,299	BNP Paribas SA	1,186,004
17,196	Societe Generale SA	555,573
		1,741,577
	Diversified Telecommunication Services
86,033	France Telecom SA	1,312,992
	Electrical Equipment
105,750	Legrand SA	3,839,271
	Machinery
27,700	Vallourec SA	1,950,413
	Metals & Mining
41,776	ArcelorMittal	880,790
	Pharmaceuticals
55,662	Sanofi	4,116,536
	Total France	13,841,579

NUMBER OF SHARES		VALUE
	Germany (6.2%)
	Auto Components
10,357	Continental AG (c)	$942,860
	Automobiles
11,117	Volkswagen AG (Preference)	2,078,748
	Chemicals
24,177	BASF SE	2,122,705
	Pharmaceuticals
63,033	Bayer AG (Registered)	4,660,826
	Software
28,351	SAP AG	1,913,153
	Total Germany	11,718,292
	Ireland (1.2%)
	Construction Materials
109,968	CRH PLC	2,350,025
	Italy (1.3%)
	Oil, Gas & Consumable Fuels
105,447	Eni SpA	2,431,830
	Japan (23.4%)
	Auto Components
186,000	NGK Spark Plug Co., Ltd.	2,507,762
	Automobiles
81,500	Toyota Motor Corp.	3,363,667
	Chemicals
18,200	Nitto Denko Corp.	747,792
	Commercial Banks
45,419	Sumitomo Mitsui Financial Group, Inc. (a)	1,540,413
425,000	Sumitomo Mitsui Trust Holdings, Inc.	1,474,351
		3,014,764
	Electrical Equipment
265,000	Mitsubishi Electric Corp.	2,376,492

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments  ■  February 29, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Equipment, Instruments & Components
474,000	Hitachi Ltd.	$2,758,051
149,100	Hoya Corp.	3,470,257
8,300	Keyence Corp.	2,176,848
19,700	Kyocera Corp.	1,742,441
		10,147,597
	Food & Staples Retailing
36,900	Lawson, Inc. (a)	2,169,787
	Household Durables
200,000	Sekisui House Ltd.	1,894,452
	Insurance
51,500	MS&AD Insurance Group Holdings	1,104,250
	Media
17,300	Asatsu-DK, Inc. (a)	495,867
	Oil, Gas & Consumable Fuels
383	INPEX Corp.	2,718,551
	Pharmaceuticals
52,800	Astellas Pharma, Inc. (a)	2,169,418
	Real Estate Management & Development
183,000	Mitsubishi Estate Co., Ltd.	3,309,263
	Semiconductors & Semiconductor Equipment
52,700	Tokyo Electron Ltd.	2,923,816
	Trading Companies & Distributors
118,300	Mitsubishi Corp.	2,897,470
	Wireless Telecommunication Services
1,442	NTT DoCoMo, Inc. (a)	2,462,168
	Total Japan	44,303,116
	Netherlands (5.1%)
	Chemicals
48,828	Akzo Nobel N.V. (a)	2,769,654

NUMBER OF SHARES		VALUE
	Food Products
208,804	Unilever N.V. CVA	$6,935,263
	Total Netherlands	9,704,917
	Singapore (0.8%)
	Diversified Telecommunication Services
572,000	Singapore Telecommunications Ltd.	1,449,838
	Switzerland (11.9%)
	Capital Markets
165,828	UBS AG (Registered) (c)	2,318,696
	Construction Materials
28,966	Holcim Ltd. (Registered) (c)	1,889,017
	Food Products
133,065	Nestle SA (Registered)	8,133,629
	Insurance
9,156	Zurich Financial Services AG (c)	2,305,446
	Pharmaceuticals
84,248	Novartis AG (Registered)	4,590,012
18,583	Roche Holding AG (Genusschein)	3,235,131
		7,825,143
	Total Switzerland	22,471,931
	United Kingdom (35.1%)
	Commercial Banks
361,103	Barclays PLC	1,407,473
529,263	HSBC Holdings PLC	4,675,651
4,389,896	Lloyds Banking Group PLC (c)	2,439,821
		8,522,945
	Electric Utilities
125,167	SSE PLC	2,568,754
	Food & Staples Retailing
299,649	WM Morrison Supermarkets PLC	1,382,464

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments  ■  February 29, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Household Products
130,814	Reckitt Benckiser Group PLC	$7,242,297
	Industrial Conglomerates
145,187	Smiths Group PLC	2,513,041
	Insurance
129,035	Admiral Group PLC	2,210,885
1,026,636	Legal & General Group PLC	1,972,996
382,831	Prudential PLC	4,339,452
403,358	Resolution Ltd.	1,726,179
		10,249,512
	Metals & Mining
77,595	BHP Billiton PLC	2,515,210
131,829	Xstrata PLC	2,516,721
		5,031,931
	Oil, Gas & Consumable Fuels
96,247	BG Group PLC	2,323,586
401,918	BP PLC	3,148,462
		5,472,048
	Tobacco
164,796	British American Tobacco PLC	8,329,267
189,446	Imperial Tobacco Group PLC	7,507,616
		15,836,883
	Trading Companies & Distributors
101,988	Bunzl PLC	1,560,871
123,622	Travis Perkins PLC	2,112,238
		3,673,109
	Wireless Telecommunication Services
1,451,550	Vodafone Group PLC	3,910,750
	Total United Kingdom	66,403,734
	United States (1.4%)
	Beverages
66,944	Dr. Pepper Snapple Group, Inc.	2,547,219
	Total Common Stocks (Cost $182,071,960)	185,179,452

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (10.8%)
	Securities held as Collateral on Loaned Securities (8.4%)
	Repurchase Agreements (1.6%)
$32	Barclays Capital, Inc. (0.19%, dated 02/29/12, due 03/01/12; proceeds $32,324; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.13% due 11/30/14; valued at $32,972)	$32,324
1,984	Deutsche Bank Securities, Inc. (0.20%, dated 02/29/12, due 03/01/12; proceeds $1,983,868; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 4.50% due 04/01/39 - 01/01/41; valued at $2,023,534)	1,983,857
1,058	Merrill Lynch & Co., Inc. (0.19%, dated 02/29/12, due 03/01/12; proceeds $1,058,063; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.50% due 06/01/39; valued at $1,079,218)	1,058,057
	Total Repurchase Agreements (Cost $3,074,238)	3,074,238

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments  ■  February 29, 2012 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (6.8%)
12,856	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 5) (Cost $12,855,818)	$12,855,818
	Total Securities held as Collateral on Loaned Securities (Cost $15,930,056)	15,930,056
	Investment Company (2.4%)
4,614	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 5) (Cost $4,614,333)	4,614,333
	Total Short-Term Investments (Cost $20,544,389)	20,544,389
Total Investments (Cost $202,616,349)	108.7%	205,723,841
Liabilities in Excess of Other Assets	(8.7)	(16,540,091)
Net Assets	100.0%	$189,183,750

  CVA  Certificaten Van Aandelen.

  (a)  All or a portion of this security was on loan at February 29, 2012.

  (b)  Security trades on the Hong Kong exchange.

  (c)  Non-income producing security.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments  ■  February 29, 2012 (unaudited) continued

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$18,771,923	9.9%
Insurance	16,278,257	8.6
Tobacco	15,836,883	8.3
Food Products	15,068,892	7.9
Oil, Gas & Consumable Fuels	14,037,399	7.4
Commercial Banks	13,279,286	7.0
Electronic Equipment, Instruments & Components	10,147,597	5.4
Household Products	7,242,297	3.8
Trading Companies & Distributors	6,570,579	3.5
Wireless Telecommunication Services	6,372,918	3.4
Electrical Equipment	6,215,763	3.3
Chemicals	6,041,977	3.2
Metals & Mining	5,912,721	3.1
Automobiles	5,442,415	2.9
Investment Company	4,614,333	2.4
Construction Materials	4,239,042	2.2
Food & Staples Retailing	3,552,251	1.9

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Auto Components	$3,450,622		1.8%
Real Estate Management & Development	3,309,263		1.7
Semiconductors & Semiconductor Equipment	2,923,816		1.5
Diversified Telecommunication Services	2,762,830		1.5
Electric Utilities	2,568,754		1.4
Beverages	2,547,219		1.3
Industrial Conglomerates	2,513,041		1.3
Capital Markets	2,318,696		1.2
Machinery	1,950,413		1.0
Software	1,913,153		1.0
Household Durables	1,894,452		1.0
Energy Equipment & Services	1,521,126		0.8
Media	495,867		0.3
	$189,793,785	+	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

February 29, 2012 (unaudited)

Assets:
Investments in securities, at value (cost $185,146,198) (including $15,072,160 for securities loaned)	$188,253,690
Investment in affiliate, at value (cost $17,470,151)	17,470,151
Total investments in securities, at value (cost $202,616,349)	205,723,841
Cash (including foreign currency valued at $230,993 with a cost of $229,294)	240,965
Receivable for:
Dividends	630,370
Foreign withholding taxes reclaimed	261,560
Shares of beneficial interest sold	88,211
Dividends from affiliate	506
Receivable from Distributor	54,669
Prepaid expenses and other assets	29,231
Total Assets	207,029,353
Liabilities:
Collateral on securities loaned, at value	15,940,028
Payable for:
Investments purchased	1,194,052
Shares of beneficial interest redeemed	378,520
Investment advisory fee	118,558
Transfer agent fee	74,778
Distribution fee	53,195
Administration fee	11,891
Accrued expenses and other payables	74,581
Total Liabilities	17,845,603
Net Assets	$189,183,750
Composition of Net Assets:
Paid-in-capital	$282,647,917
Net unrealized appreciation	3,112,917
Accumulated undistributed net investment income	975,230
Accumulated net realized loss	(97,552,314)
Net Assets	$189,183,750
Class A Shares:
Net Assets	$38,402,444
Shares Outstanding (unlimited shares authorized, $0.01 par value)	4,513,872
Net Asset Value Per Share	$8.51
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$8.98
Class B Shares:
Net Assets	$43,553,566
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,148,015
Net Asset Value Per Share	$8.46
Class C Shares:
Net Assets	$14,470,876
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,708,721
Net Asset Value Per Share	$8.47
Class I Shares:
Net Assets	$92,580,832
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,865,388
Net Asset Value Per Share	$8.52
Class R Shares:
Net Assets	$87,439
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,347
Net Asset Value Per Share	$8.45
Class W Shares:
Net Assets	$88,593
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,476
Net Asset Value Per Share	$8.46

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Operations

For the six months ended February 29, 2012 (unaudited)

Net Investment Income:
Income
Dividends (net of $121,014 foreign withholding tax)	$2,247,663
Income from securities loaned - net	30,160
Dividends from affiliate (Note 5)	1,746
Interest	32
Total Income	2,279,601
Expenses
Investment advisory fee (Note 3)	728,252
Distribution fee (Class A shares) (Note 4)	45,938
Distribution fee (Class B shares) (Note 4)	52,508
Distribution fee (Class C shares) (Note 4)	69,801
Distribution fee (Class R shares) (Note 4)	201
Distribution fee (Class W shares) (Note 4)	142
Transfer agent fees and expenses	121,747
Administration fee (Note 3)	72,825
Shareholder reports and notices	54,563
Custodian fees	47,542
Professional fees	38,533
Registration fees	36,858
Trustees' fees and expenses	1,753
Other	17,126
Total Expenses	1,287,789
Less: plan of distribution fee rebate (Class B shares) (Note 4)	(1,713)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(2,238)
Net Expenses	1,283,838
Net Investment Income	995,763
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(1,075,982)
Foreign currency translation	(92,077)
Net Realized Loss	(1,168,059)
Change in Unrealized Appreciation/Depreciation on:
Investments	10,635,542
Foreign currency translation	(17,840)
Net Change in Unrealized Appreciation/Depreciation	10,617,702
Net Gain	9,449,643
Net Increase	$10,445,406

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012	FOR THE YEAR ENDED AUGUST 31, 2011
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$995,763	$4,274,691
Net realized gain (loss)	(1,168,059)	11,382,703
Net change in unrealized appreciation/depreciation	10,617,702	12,499,807
Net Increase	10,445,406	28,157,201
Dividends to Shareholders from Net Investment Income:
Class A shares	(555,156)	(896,377)
Class B shares	(638,563)	(1,082,844)
Class C shares	(70,315)	(177,069)
Class I shares	(1,598,968)	(2,396,152)
Class R shares	(1,051)	(1,399)
Class W shares	(1,199)	(1,523)
Total Dividends	(2,865,252)	(4,555,364)
Net decrease from transactions in shares of beneficial interest	(17,470,903)	(58,531,840)
Net Decrease	(9,890,749)	(34,930,003)
Net Assets:
Beginning of period	199,074,499	234,004,502
End of Period (Including accumulated undistributed net investment income of $975,230 and $2,844,719, respectively)	$189,183,750	$199,074,499

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's fair value, portfolio securities are valued at their fair value as determined in good faith under

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The value of loaned securities and related collateral outstanding at February 29, 2012 were $15,072,160 and $15,940,028, respectively. The Fund received cash collateral of $15,930,056 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At February 29, 2012, there was uninvested cash collateral of $9,972 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2012.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Auto Components	$3,450,622	$—	$—	$3,450,622
Automobiles	5,442,415	—	—	5,442,415
Beverages	2,547,219	—	—	2,547,219
Capital Markets	2,318,696	—	—	2,318,696
Chemicals	6,041,977	—	—	6,041,977
Commercial Banks	13,279,286	—	—	13,279,286
Construction Materials	4,239,042	—	—	4,239,042
Diversified Telecommunication Services	2,762,830	—	—	2,762,830

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Electric Utilities	$2,568,754	$—	$—	$2,568,754
Electrical Equipment	6,215,763	—	—	6,215,763
Electronic Equipment, Instruments & Components	10,147,597	—	—	10,147,597
Energy Equipment & Services	1,521,126	—	—	1,521,126
Food & Staples Retailing	3,552,251	—	—	3,552,251
Food Products	15,068,892	—	—	15,068,892
Household Durables	1,894,452	—	—	1,894,452
Household Products	7,242,297	—	—	7,242,297
Industrial Conglomerates	2,513,041	—	—	2,513,041
Insurance	16,278,257	—	—	16,278,257
Machinery	1,950,413	—	—	1,950,413
Media	495,867	—	—	495,867
Metals & Mining	5,912,721	—	—	5,912,721
Oil, Gas & Consumable Fuels	14,037,399	—	—	14,037,399
Pharmaceuticals	18,771,923	—	—	18,771,923
Real Estate Management & Development	3,309,263	—	—	3,309,263
Semiconductors & Semiconductor Equipment	2,923,816	—	—	2,923,816
Software	1,913,153	—	—	1,913,153
Tobacco	15,836,883	—	—	15,836,883
Trading Companies & Distributors	6,570,579	—	—	6,570,579
Wireless Telecommunication Services	6,372,918	—	—	6,372,918
Total Common Stocks	185,179,452	—	—	185,179,452
Short-Term Investments
Repurchase Agreements	—	3,074,238	—	3,074,238
Investment Company	17,470,151	—	—	17,470,151
Total Short-Term Investments	17,470,151	3,074,238	—	20,544,389
Total Assets	$202,649,603	$3,074,238	$—	$205,723,841

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of February 29, 2012, the Fund did not have any investments transfer between investment levels.

3. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser and Sub-Advisers, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under the Sub-Advisory Agreement between the Adviser and the Sub-Advisers, the Sub-Advisers provide the Fund with investment advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; (iii) Class C — up to 1.00% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at February 29, 2012.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for one year or until such time that the Board of Trustees acts to discontinue all or a portion of such waiver when it deems that such action is appropriate. For the six months ended February 29, 2012, the distribution fee was accrued for Class B at an annual rate of 0.24%.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

At February 29, 2012, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 29, 2012.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2012, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 0.99%, 0.50% and 0.35%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2012, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $178, $3,531 and $339, respectively, and received $459 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

5. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended February 29, 2012 aggregated $24,556,171 and $45,337,249, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended February 29, 2012, advisory fees paid were reduced by $2,238 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended February 29, 2012 is as follows:

VALUE AUGUST 31, 2011	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE FEBRUARY 29, 2012
$5,819,812	$34,227,467	$22,577,128	$1,746	$17,470,151

For the six months ended February 29, 2012, the Fund incurred brokerage commissions of $1,433 with Citigroup, Inc., and its affiliated broker/dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Services Company Inc., an affiliate of the Adviser, Sub-Advisers and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

6. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At February 29, 2012, investments in securities of issuers in the United Kingdom and Japan were 35.1% and 23.4%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in these countries.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

At February 29, 2012, the Fund's cash balance consisted of interest bearing deposits with State Street, the Fund's Custodian.

8. Shares of Beneficial Interest@@

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012		FOR THE YEAR ENDED AUGUST 31, 2011
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	203,731	$1,617,790	429,153	$3,626,067
Reinvestment of dividends	71,593	543,388	103,988	881,820
Redeemed	(647,480)	(5,074,449)	(1,965,245)	(16,969,631)
Net decrease — Class A	(372,156)	(2,913,271)	(1,432,104)	(12,461,744)
B SHARES
Sold	33,156	256,438	60,845	525,360
Reinvestment of dividends	81,585	615,150	123,751	1,043,224
Redeemed	(753,655)	(5,890,527)	(2,036,711)	(17,411,437)
Net decrease — Class B	(638,914)	(5,018,939)	(1,852,115)	(15,842,853)
CLASS C SHARES
Sold	9,738	74,940	31,037	264,787
Reinvestment of dividends	9,030	68,268	20,409	171,845
Redeemed	(266,360)	(2,050,582)	(709,518)	(5,996,536)
Net decrease — Class C	(247,592)	(1,907,374)	(658,072)	(5,559,904)
CLASS I SHARES
Sold	117,464	932,621	420,132	3,643,885
Reinvestment of dividends	208,485	1,582,404	279,570	2,373,549
Redeemed	(1,287,033)	(10,146,358)	(3,552,113)	(30,685,773)
Net decrease — Class I	(961,084)	(7,631,333)	(2,852,411)	(24,668,339)
CLASS W SHARES
Sold	—	—	118	1,000
Reinvestment of dividends	2	14	—	—
Net increase — Class W	2	14	118	1,000
Net decrease in Fund	(2,219,744)	$(17,470,903)	(6,794,584)	$(58,531,840)

@@  The Fund will suspend offering its shares to new investors when the Fund's assets reach $1 billion. Following the general suspension of the offering of the Fund's shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended August 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 DISTRIBUTIONS PAID FROM:	2010 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$4,555,364	$7,534,955

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

Permanent differences, primarily due to foreign currency gains, resulted in the following reclassifications among the Fund's components of net assets at August 31, 2011:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$90,157	$(90,157)	—

At August 31, 2011, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,865,241	$—

At February 29, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,892,375 and the aggregate gross unrealized depreciation is $14,784,883 resulting in net unrealized appreciation of $3,107,492.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At August 31, 2011, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$10,993,096	August 31, 2017
80,509,345	August 31, 2018
3,067,200	August 31, 2019

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements  ■  February 29, 2012 (unaudited) continued

10. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 29, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.14		$7.49		$7.86		$10.26		$14.09		$14.06
Income (loss) from investment operations:
Net investment income(1)	0.04		0.15		0.12		0.14		0.21		0.21
Net realized and unrealized gain (loss)	0.45		0.65		(0.29)		(1.55)		(1.63)		1.88
Total income (loss) from investment operations	0.49		0.80		(0.17)		(1.41)		(1.42)		2.09
Less dividends and distributions from:
Net investment income	(0.12)		(0.15)		(0.20)		(0.26)		(0.14)		(0.22)
Net realized gain	—		—		—		(0.73)		(2.27)		(1.84)
Total dividends and distributions	(0.12)		(0.15)		(0.20)		(0.99)		(2.41)		(2.06)
Net asset value, end of period	$8.51		$8.14		$7.49		$7.86		$10.26		$14.09
Total Return(2)	6.18	%(6)	10.62%		(2.35)%		(11.70)%		(12.36)%		15.93%
Ratios to Average Net Assets(3):
Total expenses	1.48	%(4)(7)	1.47	%(4)	1.51	%(4)	1.50	%(4)	1.36	%(4)	1.36	%(4)
Net investment income	1.02	%(4)(7)	1.72	%(4)	1.48	%(4)	1.99	%(4)	1.72	%(4)	1.51	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$38,402		$39,757		$47,304		$57,939		$89,770		$125,527
Portfolio turnover rate	13	%(6)	29%		36%		25%		36%		29%

^  Beginning with the year ended August 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 29, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.09		$7.45		$7.83		$10.24		$13.95		$13.89
Income (loss) from investment operations:
Net investment income(1)	0.04		0.15		0.12		0.15		0.22		0.14
Net realized and unrealized gain (loss)	0.45		0.65		(0.29)		(1.55)		(1.61)		1.85
Total income (loss) from investment operations	0.49		0.80		(0.17)		(1.40)		(1.39)		1.99
Less dividends and distributions from:
Net investment income	(0.12)		(0.16)		(0.21)		(0.28)		(0.05)		(0.09)
Net realized gain	—		—		—		(0.73)		(2.27)		(1.84)
Total dividends and distributions	(0.12)		(0.16)		(0.21)		(1.01)		(2.32)		(1.93)
Net asset value, end of period	$8.46		$8.09		$7.45		$7.83		$10.24		$13.95
Total Return(2)	6.23	%(7)	10.60%		(2.33)%		(11.61)%		(12.18)%		15.32%
Ratios to Average Net Assets(3):
Total expenses	1.47	%(4)(5)(8)	1.45	%(4)	1.45	%(4)	1.34	%(4)	1.25	%(4)	1.89	%(4)
Net investment income	1.03	%(4)(5)(8)	1.74	%(4)	1.54	%(4)	2.15	%(4)	1.83	%(4)	0.98	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$43,554		$46,832		$56,906		$75,250		$122,494		$184,035
Portfolio turnover rate	13	%(7)	29%		36%		25%		36%		29%

^  Beginning with the year ended August 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 29, 2012	1.48%	1.02%

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 29, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.05		$7.39		$7.76		$10.06		$13.84		$13.83
Income (loss) from investment operations:
Net investment income(1)	0.01		0.08		0.06		0.09		0.12		0.11
Net realized and unrealized gain (loss)	0.45		0.66		(0.29)		(1.51)		(1.60)		1.85
Total income (loss) from investment operations	0.46		0.74		(0.23)		(1.42)		(1.48)		1.96
Less dividends and distributions from:
Net investment income	(0.04)		(0.08)		(0.14)		(0.15)		(0.03)		(0.11)
Net realized gain	—		—		—		(0.73)		(2.27)		(1.84)
Total dividends and distributions	(0.04)		(0.08)		(0.14)		(0.88)		(2.30)		(1.95)
Net asset value, end of period	$8.47		$8.05		$7.39		$7.76		$10.06		$13.84
Total Return(2)	5.77	%(6)	9.91%		(3.15)%		(12.38)%		(12.97)%		15.17%
Ratios to Average Net Assets(3):
Total expenses	2.22	%(4)(7)	2.21	%(4)	2.26	%(4)	2.25	%(4)	2.08	%(4)	2.06	%(4)
Net investment income	0.28	%(4)(7)	0.98	%(4)	0.73	%(4)	1.24	%(4)	1.00	%(4)	0.81	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$14,471		$15,741		$19,328		$25,217		$41,975		$66,486
Portfolio turnover rate	13	%(6)	29%		36%		25%		36%		29%

^  Beginning with the year ended August 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 29, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.17		$7.52		$7.89		$10.32		$14.16		$14.12
Income (loss) from investment operations:
Net investment income(1)	0.05		0.17		0.14		0.16		0.24		0.25
Net realized and unrealized gain (loss)	0.44		0.65		(0.29)		(1.56)		(1.63)		1.88
Total income (loss) from investment operations	0.49		0.82		(0.15)		(1.40)		(1.39)		2.13
Less dividends and distributions from:
Net investment income	(0.14)		(0.17)		(0.22)		(0.30)		(0.18)		(0.25)
Net realized gain	—		—		—		(0.73)		(2.27)		(1.84)
Total dividends and distributions	(0.14)		(0.17)		(0.22)		(1.03)		(2.45)		(2.09)
Net asset value, end of period	$8.52		$8.17		$7.52		$7.89		$10.32		$14.16
Total Return(2)	6.27	%(6)	10.88%		(2.10)%		(11.44)%		(12.14)%		16.20%
Ratios to Average Net Assets(3):
Total expenses	1.23	%(4)(7)	1.22	%(4)	1.26	%(4)	1.25	%(4)	1.11	%(4)	1.12	%(4)
Net investment income	1.27	%(4)(7)	1.97	%(4)	1.73	%(4)	2.24	%(4)	1.97	%(4)	1.75	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$92,581		$96,576		$110,313		$144,113		$283,181		$436,827
Portfolio turnover rate	13	%(6)	29%		36%		25%		36%		29%

^  Beginning with the year ended August 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,						FOR THE PERIOD MARCH 31, 2008(1) THROUGH
	FEBRUARY 29, 2012		2011		2010^		2009^		AUGUST 31, 2008^
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.08		$7.44		$7.81		$10.25		$11.17
Income (loss) from investment operations:
Net investment income(2)	0.03		0.13		0.10		0.13		0.10
Net realized and unrealized gain	0.44		0.65		(0.28)		(1.56)		(1.02)
Total income (loss) from investment operations	0.47		0.78		(0.18)		(1.43)		(0.92)
Less dividends and distributions from:
Net investment income	(0.10)		(0.14)		(0.19)		(0.28)		—
Net realized gain	—		—		—		(0.73)		—
Total dividends and distributions	(0.10)		(0.14)		(0.19)		(1.01)		—
Net asset value, end of period	$8.45		$8.08		$7.44		$7.81		$10.25
Total Return(3)	5.99	%(7)	10.34%		(2.52)%		(11.94)%		(8.24	)%(7)
Ratios to Average Net Assets(4):
Total expenses	1.73	%(5)(8)	1.72	%(5)	1.76	%(5)	1.75	%(5)	1.61	%(5)(8)
Net investment income	0.77	%(5)(8)	1.47	%(5)	1.23	%(5)	1.74	%(5)	2.18	%(5)(8)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$87		$84		$77		$81		$92
Portfolio turnover rate	13	%(7)	29%		36%		25%		36	%(7)

^  Beginning with the year ended August 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The date shares were first issued.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,						FOR THE PERIOD MARCH 31, 2008(1) THROUGH
	FEBRUARY 29, 2012		2011		2010^		2009^		AUGUST 31, 2008^
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.09		$7.45		$7.82		$10.26		$11.17
Income (loss) from investment operations:
Net investment income(2)	0.04		0.14		0.11		0.14		0.11
Net realized and unrealized gain (loss)	0.44		0.65		(0.28)		(1.56)		(1.02)
Total income (loss) from investment operations	0.48		0.79		(0.17)		(1.42)		(0.91)
Less dividends and distributions from:
Net investment income	(0.11)		(0.15)		(0.20)		(0.29)		—
Net realized gain	—		—		—		(0.73)		—
Total dividends and distributions	(0.11)		(0.15)		(0.20)		(1.02)		—
Net asset value, end of period	$8.46		$8.09		$7.45		$7.82		$10.26
Total Return(3)	6.16	%(7)	10.49%		(2.40)%		(11.83)%		(8.15	)%(7)
Ratios to Average Net Assets(4):
Total expenses	1.58	%(5)(8)	1.57	%(5)	1.61	%(5)	1.60	%(5)	1.46	%(5)(8)
Net investment income	0.92	%(5)(8)	1.62	%(5)	1.38	%(5)	1.89	%(5)	2.33	%(5)(8)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$89		$85		$77		$81		$92
Portfolio turnover rate	13	%(7)	29%		36%		25%		36	%(7)

^  Beginning with the year ended August 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(1)  The date shares were first issued.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley International Value Equity Fund

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Morgan Stanley International Value Equity Fund

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6, below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6, below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley International Value Equity Fund

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley International Value Equity Fund

U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
April 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
April 19, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2012